Public Offering and Private Placement (Details) (USD $)	1 Months Ended		8 Months Ended
	Nov. 30, 2012	Oct. 31, 2012	Sep. 30, 2012	Nov. 29, 2012	Oct. 24, 2012
Public Offering and Private Placement (Textual)
Public offering number of unit sold	200,000	4,000,000
Offering price per unit			$ 10.33	$ 10.00	$ 10.00
Gross proceeds from public offering	$ 2,000,000	$ 40,000,000
Description of exercise price of warrants			Each Warrant entitles the holder to purchase one ordinary share at a price of $11.50 commencing on the later of the completion of an initial Business Combination and October 18, 2013 and expiring five years from the completion of an initial Business Combination, or earlier upon redemption.
Description of redemption of warrants			The Company may redeem the Warrants at a price of $0.01 per Warrant upon 30 days' notice, only in the event that the last sale price of the ordinary shares (or the closing bid price of the ordinary shares in the event the ordinary shares are not traded on any specific trading day) is at least $17.50 per share for any 20 trading days within a 30-trading day period ("30-Day Trading Period") ending on the third day prior to the date on which notice of redemption is given and there is a current registration statement in effect with respect to the ordinary shares underlying such Warrants during the 30-Day Trading Period and continuing until the date of redemption.
Period of effectiveness of ordinary shares			90 days following the closing of the Business Combination
Warrants issued under private placement		3,600,000
Share price of warrants issued in private placement			$ 0.75
Proceed from issuance of warrants under private placement		$ 2,700,000
Description of private placement warrants			The Private Placement Warrants are identical to the Warrants sold to public investors in the Public Offering except that: (i) the Private Placement Warrants were purchased pursuant to an exemption from the registration requirements of the Securities Act of 1933, as amended, (ii) the Private Placement Warrants are non-redeemable and (iii) the Private Placement Warrants are exercisable on a "cashless" basis, in each case, if held by the initial holders or permitted assigns. The Initial Shareholders have agreed that the Private Placement Warrants (including the ordinary shares issuable upon exercise of the Private Placement Warrants) will not be transferable, assignable or saleable (except to certain permitted transferees) until 30 days after the completion of an initial Business Combination.